Document and Entity Information	Sep. 28, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	dMY Technology Group, Inc. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39694
Entity Tax Identification Number	84-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Entity Information, Former Legal or Registered Name	dMY Technology Group, Inc. III
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824920
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE